UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-3940

Strategic Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       5/31

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2015 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Automobiles & Components--1.3%
American Axle & Manufacturing
Holdings	33,073	a	824,179
Dorman Products	22,487	a,b	991,901
Gentex	65,500		1,154,110
Gentherm	58,541	a	2,719,229
Remy International	52,266		1,195,323
Visteon	7,427	a	746,636
			7,631,378
Banks--2.8%
Ameris Bancorp	28,410		743,490
Bank of the Ozarks	109,085		3,992,511
BBCN Bancorp	52,595		723,181
Beneficial Bancorp	34,861	a	394,627
BofI Holding	45,485	a	4,020,874
Boston Private Financial Holdings	88,971		1,116,586
Capital Bank Financial, Cl. A	29,636	a	786,836
Central Pacific Financial	50,186		1,151,267
First Horizon National	56,750		810,958
LendingTree	16,181	a	858,240
Radian Group	61,610		974,054
Texas Capital Bancshares	19,916	a	924,700
			16,497,324
Capital Goods--5.2%
Acuity Brands	15,323		2,428,389
Apogee Enterprises	49,732		2,280,212
Astronics	22,839	a	1,588,680
Barnes Group	26,395		1,056,328
Beacon Roofing Supply	57,178	a	1,716,484
CIRCOR International	12,927		693,792
Donaldson	25,856		957,706
Dycom Industries	19,483	a	864,071

Encore Wire	24,801		924,829
Enphase Energy	36,367	a,b	501,137
Esterline Technologies	20,845	a	2,456,583
Graham	20,361		460,769
H&E Equipment Services	56,526		1,383,757
Hexcel	17,129		814,998
Middleby	15,929	a	1,698,191
Patrick Industries	15,782	a	871,956
Ply Gem Holdings	69,353	a	952,217
Primoris Services	23,369		482,570
Proto Labs	23,415	a	1,664,338
RBC Bearings	16,274		1,009,802
Rush Enterprises, Cl. A	38,904	a	1,086,589
Sparton	31,924	a	732,656
TASER International	40,249	a,b	945,047
The Greenbrier Companies	12,552	b	737,681
Trex	12,822	a	645,588
Tutor Perini	38,610	a	898,455
Woodward	10,491		509,338
			30,362,163
Commercial & Professional Services--5.1%
Acacia Research	66,992	b	840,080
Advisory Board	77,156	a	4,175,683
Corporate Executive Board	41,743		3,264,720
Exponent	6,523		564,435
Franklin Covey	20,739	a	371,228
FTI Consulting	28,179	a	1,038,960
G&K Services, Cl. A	12,327		887,421
Healthcare Services Group	62,289		2,091,041
Huron Consulting Group	27,328	a	1,821,411
InnerWorkings	41,180	a	261,493
Insperity	17,646		914,063
Interface	43,332		874,873
MiX Telematics, ADR	43,278	a	244,521
Mobile Mini	18,542		769,308
Paylocity Holding	34,156	b	1,020,923
Resources Connection	74,342		1,317,340
Ritchie Brothers Auctioneers	43,638	b	1,098,805

Rollins	37,911		1,271,535
Steelcase, Cl. A	134,885		2,525,047
Team	16,837	a	646,541
Tetra Tech	60,593		1,540,880
TriNet Group	25,740		935,392
WageWorks	26,625	a	1,529,606
			30,005,306
Consumer Durables & Apparel--2.9%
Arctic Cat	27,340		996,816
Columbia Sportswear	17,036		952,142
G-III Apparel Group	41,688	a	4,386,829
Iconix Brand Group	21,003	a,b	709,271
Nautilus	52,899	a	807,239
Performance Sports Group	59,437	a	1,151,889
Ryland Group	16,357		744,244
Skechers USA, Cl. A	80,041	a	5,453,994
Steven Madden	13,840	a	505,298
Universal Electronics	19,406	a	1,096,633
			16,804,355
Consumer Services--7.3%
2U	69,776	b	1,289,461
Bob Evans Farms	44,650		2,615,597
Bravo Brio Restaurant Group	97,513	a	1,270,594
Bright Horizons Family Solutions	21,178	a	1,073,725
Century Casinos	108,477	a	610,726
Cheesecake Factory	57,131		2,714,865
Chegg	96,152	a	780,754
Chuy's Holdings	24,745	a	556,020
Diamond Resorts International	67,232	a	2,329,589
Domino's Pizza	5,983		607,454
Fiesta Restaurant Group	57,939	a	3,766,615
Grand Canyon Education	30,308	a	1,389,925
Intrawest Resorts Holdings	77,791	a	734,347
Jack in the Box	18,425		1,781,513
Kona Grill	21,616	a	528,727
La Quinta Holdings	89,077		1,978,400
Life Time Fitness	39,795	a	2,300,151
LifeLock	143,333	a	2,003,795

Noodles & Company	28,541	a,b	520,302
Panera Bread, Cl. A	3,235	a,b	522,226
Popeyes Louisiana Kitchen	46,703	a	2,802,647
Red Robin Gourmet Burgers	22,286	a	1,860,213
Scientific Games, Cl. A	85,460	a,b	1,154,565
Six Flags Entertainment	16,925		766,533
Sonic	25,379		806,798
Texas Roadhouse	35,050		1,319,282
Vail Resorts	34,755		3,051,836
Zoe's Kitchen	38,115	b	1,307,725
			42,444,385
Diversified Financials--2.5%
Affiliated Managers Group	2,644	a	572,214
Financial Engines	27,005	b	1,088,301
GAMCO Investors, Cl. A	9,230		696,865
Hercules Technology Growth Capital	61,321	b	953,542
HFF, Cl. A	74,529		2,651,741
Interactive Brokers Group, Cl. A	37,620		1,198,949
Janus Capital Group	37,086		611,177
MarketAxess Holdings	20,570		1,637,166
On Deck Capital	28,420	b	551,348
PRA Group	41,134	a	2,060,403
SLM	70,550		668,109
Springleaf Holdings	30,315	a,b	1,165,612
WisdomTree Investments	44,524		832,154
			14,687,581
Energy--1.7%
Bonanza Creek Energy	15,601	a	420,447
Callon Petroleum	110,538	a	809,138
Diamondback Energy	24,359	a	1,734,604
Dril-Quip	8,071	a	586,439
Gulfport Energy	32,571	a	1,492,078
Matador Resources	43,625	a	944,918
Oasis Petroleum	29,793	a,b	426,934
PDC Energy	20,060	a	1,036,701
Synergy Resources	141,286	a	1,688,368
US Silica Holdings	21,617	b	700,607
			9,840,234

Exchange-Traded Funds--1.3%
iShares Russell 2000 ETF	62,052	b	7,606,334
Food & Staples Retailing--.9%
Chefs' Warehouse	17,821	a	361,053
Diplomat Pharmacy	17,090		512,700
Fresh Market	73,756	a,b	2,807,153
United Natural Foods	18,538	a	1,539,396
			5,220,302
Food, Beverage & Tobacco--1.5%
Boulder Brands	46,678	a	481,250
Diamond Foods	36,074	a	972,194
Farmer Brothers	31,978	a	774,827
Freshpet	24,508	b	451,682
Hain Celestial Group	36,363	a	2,273,778
J&J Snack Foods	11,201		1,133,429
Post Holdings	16,425	a	812,709
SunOpta	110,143	a	1,272,152
TreeHouse Foods	9,206	a	769,253
			8,941,274
Health Care Equipment & Services--9.8%
Abaxis	16,283		991,960
ABIOMED	82,470	a	5,013,351
Acadia Healthcare	59,991	a	3,793,231
AMN Healthcare Services	35,732	a	806,114
AmSurg	14,879	a	894,228
AngioDynamics	69,428	a	1,291,361
athenahealth	8,524	a,b	1,083,145
Bio-Reference Laboratories	84,925	a	2,967,280
Cantel Medical	29,417		1,335,532
Cardiovascular Systems	21,871	a	824,755
Cerus	135,522	a,b	647,118
Chemed	8,845		1,030,266
Cynosure, Cl. A	19,270	a	586,193
DexCom	45,969	a	2,792,157
ExamWorks Group	26,220	a	1,059,288
Globus Medical, Cl. A	20,177	a	489,898
Health Net	16,116	a	924,253
Hill-Rom Holdings	15,879		760,922

iCAD	29,293	a	291,172
iKang Healthcare Group, ADR	11,320		192,327
Insulet	60,622	a	1,923,536
Intersect ENT	18,729		494,633
IPC Healthcare	29,746	a	1,286,217
K2M Group Holdings	58,324		1,195,059
LDR Holding	63,201	a	2,470,527
Masimo	27,517	a	810,926
Medidata Solutions	44,570	a	2,144,263
MEDNAX	15,320	a	1,094,920
Neogen	43,151	a	2,207,174
Nevro	6,215		259,973
Novadaq Technologies	70,703	a	1,170,135
NuVasive	53,015	a	2,425,437
Omnicell	23,000	a	806,150
OraSure Technologies	26,590	a	190,384
Quidel	62,416	a	1,602,843
Spectranetics	66,363	a	2,243,733
STERIS	9,555		616,489
Team Health Holdings	21,282	a	1,261,384
Teleflex	11,984		1,458,333
Trinity Biotech, ADR	57,080		1,013,741
Zeltiq Aesthetics	82,121	a	2,740,377
			57,190,785
Household & Personal Products--.2%
Medifast	32,322	a	1,022,668
Insurance--.2%
Stewart Information Services	31,308		1,178,120
Materials--2.7%
Balchem	18,505		1,090,315
Berry Plastics Group	94,988	a	3,259,038
CaesarStone Sdot-Yam	23,290		1,523,399
Eagle Materials	11,327		889,170
Flotek Industries	19,940	a	340,575
Graphic Packaging Holding	52,146		786,883
Headwaters	42,797	a	702,727
Intrepid Potash	51,908	a,b	732,941

Kaiser Aluminum	12,889		973,764
LSB Industries	23,774	a	893,427
PolyOne	12,732		505,970
Scotts Miracle-Gro, Cl. A	11,229		735,612
Senomyx	184,874	a,b	983,530
Sensient Technologies	17,450		1,109,995
US Concrete	34,979	a	1,066,860
			15,594,206
Media--2.2%
AMC Entertainment Holdings, Cl. A	28,488		979,417
Cinemark Holdings	25,202		1,026,225
Cumulus Media, Cl. A	144,941	a	578,315
E.W. Scripps, Cl. A	35,371	a	815,655
MDC Partners, Cl. A	211,395	b	5,500,497
New Media Investment Group	42,224		1,042,933
Rentrak	26,260	a,b	1,437,735
Scholastic	33,789		1,250,531
			12,631,308
Pharmaceuticals, Biotech & Life Sciences--13.3%
ACADIA Pharmaceuticals	51,690	a,b	1,962,670
Aegerion Pharmaceuticals	41,432	a,b	1,126,950
Aerie Pharmaceuticals	21,665	a	609,220
Agenus	153,057	a	749,979
Akorn	14,097	a,b	758,560
Alder Biopharmaceuticals	11,316		304,174
Alkermes	4,680	a	328,770
Alnylam Pharmaceuticals	4,485	a	455,362
AMAG Pharmaceuticals	13,856	a	682,131
Amicus Therapeutics	87,045	a	762,514
ANI Pharmaceuticals	9,450	a,b	636,552
Aratana Therapeutics	56,313	a	1,084,588
Avalanche Biotechnologies	12,440		450,079
Bio-Techne	21,985		2,144,197
BioDelivery Sciences International	46,675	a	699,892
BioSpecifics Technologies	11,079	a	431,638
Bluebird Bio	16,076	a	1,532,365
Cempra Holdings	29,391	a	973,430
Cepheid	78,124	a	4,440,569

Chimerix	29,008	a	1,174,244
Clovis Oncology	11,537	a,b	882,119
Coherus Biosciences	29,818	b	941,951
DepoMed	70,298	a	1,543,041
Dyax	99,265	a	1,499,894
Eagle Pharmaceuticals	20,600		700,400
Esperion Therapeutics	32,719	a,b	2,043,301
Exact Sciences	170,136	a,b	3,822,955
Fluidigm	31,721	a	1,402,068
Halozyme Therapeutics	55,272	a,b	832,949
Horizon Pharma	90,490	a	1,857,760
IGI Laboratories	70,191	a,b	808,600
Impax Laboratories	17,014	a	685,494
Keryx Biopharmaceuticals	141,054	a,b	1,715,217
Kite Pharma	10,310	b	674,686
KYTHERA Biopharmaceuticals	48,008	a,b	1,994,732
Ligand Pharmaceuticals	15,951	a	878,422
Loxo Oncology	16,820	b	215,969
MacroGenics	23,712	a	819,724
Merrimack Pharmaceuticals	69,674	a,b	746,905
NanoString Technologies	44,863	a	471,510
Nektar Therapeutics	150,243	a,b	1,963,676
NeoGenomics	44,843	a	203,587
Neothetics	23,812		159,779
Novavax	108,088	a,b	989,005
Omeros	33,525	a,b	699,667
Ophthotech	29,435	a	1,581,689
Orexigen Therapeutics	114,854	a,b	647,777
OvaScience	16,304	a,b	741,995
Pacira Pharmaceuticals	17,948	a	2,059,892
PAREXEL International	20,937	a	1,349,599
Pernix Therapeutics	83,376	a,b	894,624
Phibro Animal Health, Cl. A	23,944		868,449
Portola Pharmaceuticals	12,724	a	484,530
Progenics Pharmaceuticals	127,085	a	827,323
PTC Therapeutics	15,306	a	1,091,777
Puma Biotechnology	3,995	a,b	850,975
Radius Health	10,057	a,b	428,931

Receptos	18,339	a	2,322,451
Relypsa	12,652	a,b	490,898
Repligen	120,174	a	3,089,674
SAGE Therapeutics	14,913	b	647,970
Salix Pharmaceuticals	16,666	a	2,619,895
Spark Therapeutics	3,607		207,727
Sucampo Pharmaceuticals, Cl. A	52,024	a	800,129
TESARO	16,891	a,b	900,797
Tetraphase Pharmaceuticals	49,513	a	1,953,783
TG Therapeutics	53,328	a,b	773,789
Ultragenyx Pharmaceutical	12,990	a	704,967
ZS Pharma	29,704		1,469,457
			77,670,393
Real Estate--1.8%
Alexander & Baldwin	17,431		704,735
Chatham Lodging Trust	27,115	c	786,877
CyrusOne	25,194	c	748,766
Gramercy Property Trust	95,962		676,532
Howard Hughes	12,155	a	1,820,697
Kennedy-Wilson Holdings	27,787		743,580
Marcus & Millichap	39,096	a	1,443,815
RE/MAX Holdings, Cl. A	35,692		1,169,270
Ryman Hospitality Properties	13,707	b	823,791
Spirit Realty Capital	60,149	c	736,825
Summit Hotel Properties	57,124	c	750,038
			10,404,926
Retailing--5.0%
Boot Barn Holdings	19,021		468,107
Burlington Stores	42,363	a	2,354,112
Core-Mark Holding Company	47,852		3,364,953
CST Brands	21,641		900,915
Five Below	22,675	a,b	719,591
GNC Holdings, Cl. A	16,513		794,110
Hibbett Sports	13,332	a	652,068
Kirkland's	32,200	a	765,394
LKQ	17,395	a	427,482
MarineMax	71,117	a	1,802,816
Monro Muffler Brake	47,934		3,031,346

Pier 1 Imports	65,518		790,147
Pool	29,937		2,070,742
Restoration Hardware Holdings	33,125	a	2,918,312
Select Comfort	45,420	a	1,457,982
Shutterfly	87,807	a	4,215,614
Stage Stores	36,528		782,430
Tile Shop Holdings	42,859	a,b	473,163
TravelCenters of America	36,101	a	492,779
Vitamin Shoppe	13,439	a	569,814
			29,051,877
Semiconductors & Semiconductor Equipment--5.0%
Advanced Energy Industries	31,061	a	826,844
Cabot Microelectronics	19,095	a	989,312
Cavium	65,132	a	4,460,890
CEVA	77,604	a	1,545,096
Cirrus Logic	28,610	a	861,447
Cypress Semiconductor	61,011	a,b	899,912
Entegris	74,949	a	1,005,066
FormFactor	241,464	a	2,371,177
Inphi	45,802	a	853,749
Integrated Device Technology	137,863	a	2,845,492
MA-COM Technology Solutions
Holdings	22,897	a	772,087
Mellanox Technologies	29,275	a	1,394,661
OmniVision Technologies	33,527	a	898,859
ON Semiconductor	141,880	a	1,808,970
Power Integrations	14,908		817,853
Semtech	32,912	a	952,144
Silicon Laboratories	16,187	a	819,710
Spansion, Cl. A	67,401	a	2,431,828
SunEdison	42,553	a,b	942,123
Tessera Technologies	17,667		707,740
Tower Semiconductor	52,685	a,b	847,702
			29,052,662
Software & Services--17.7%
ACI Worldwide	97,594	a	1,937,241
Actua	162,792	a	2,728,394
Acxiom	58,132	a	1,162,640

Attunity	75,833	a	696,147
Barracuda Networks	49,745	a	1,894,787
Bazaarvoice	55,373	a	512,200
Benefitfocus	26,522	a,b	863,556
Blackbaud	14,169		643,273
Bottomline Technologies	25,871	a	685,064
BroadSoft	42,660	a	1,342,084
Callidus Software	118,726	a	1,696,595
Cass Information Systems	11,864		595,573
ChannelAdvisor	17,453	a	172,610
Cimpress	41,690	a	3,481,115
comScore	26,575	a	1,371,004
Constant Contact	86,281	a	3,565,994
CoStar Group	7,477	a	1,489,119
Criteo, ADR	83,606	a,b	3,792,368
Cvent	25,448	a	736,720
Cyber-Ark Software	42,452	b	2,516,130
Dealertrack Technologies	52,248	a	2,077,903
Demandware	41,459	a	2,619,794
Descartes Systems Group	79,894	a	1,206,399
Ebix	38,150	b	1,002,582
Endurance International Group
Holdings	42,990	a	800,474
Envestnet	80,372	a	4,330,443
FactSet Research Systems	5,170		804,193
Fair Isaac	9,901		842,773
Gigamon	42,256	a	847,655
GrubHub	27,192		1,142,336
GTT Communications	34,606	a,b	536,739
Guidewire Software	22,003	a	1,224,687
Hortonworks	53,996	b	1,243,528
HubSpot	21,366	b	877,929
Imperva	29,127	a	1,342,755
Interactive Intelligence Group	43,876	a	1,862,097
Intralinks Holdings	120,369	a	1,248,227
j2 Global	32,764		2,203,379
LogMeIn	18,049	a	951,182
Manhattan Associates	18,755	a	934,937

Mavenir Systems	34,666	a,b	505,084
MAXIMUS	39,542		2,342,073
MicroStrategy, Cl. A	4,568	a	814,657
Monotype Imaging Holdings	50,159		1,605,589
NetSuite	13,326	a	1,284,893
NeuStar, Cl. A	41,587	a,b	1,102,887
Paycom Software	46,567		1,484,556
Pegasystems	35,193		696,469
Points International	39,772	a	387,379
Proofpoint	33,352	a	1,889,057
PROS Holdings	36,913	a	903,261
QLIK Technologies	24,060	a	780,506
Qualys	54,404	a	2,504,216
Reis	38,220		925,306
SciQuest	42,076	a	732,543
SeaChange International	78,475	a	592,486
SPS Commerce	36,671	a	2,519,298
Stamps.com	64,897	a	3,638,126
Tableau Software, Cl. A	8,864	a	833,305
TrueCar	29,665	b	590,334
Tyler Technologies	13,667	a	1,631,430
Ultimate Software Group	35,780	a	5,890,998
Upland Software	32,439		228,695
Varonis Systems	30,867	b	953,482
Veeva Systems, Cl. A	15,512	a	478,855
VeriFone Systems	26,582	a	935,421
Verint Systems	45,244	a	2,754,229
WEX	8,734	a	934,451
Wix.com	29,825	a	546,692
WNS Holdings, ADR	64,913	a	1,588,421
Zillow, Cl. A	9,325	a,b	1,070,080
			103,127,405
Technology Hardware & Equipment--3.6%
Belden	14,070		1,249,135
CDW	17,405		654,950
Cognex	22,636	a	1,011,603
CommScope Holding	30,122	a	948,843
Cray	20,096	a	600,268

Digi International	41,790	a	442,138
Electronics For Imaging	25,033	a	1,016,340
FARO Technologies	12,183	a	730,615
Infinera	43,106	a	734,957
IPG Photonics	19,793	a,b	1,898,149
Ituran Location and Control	14,420		332,237
National Instruments	44,187		1,375,983
QLogic	56,291	a	844,928
RealD	63,075	a	823,760
Rogers	9,787	a	766,126
Ruckus Wireless	62,664	a	793,326
Sonus Networks	69,199	a	1,180,535
Stratasys	20,339	a	1,262,238
Super Micro Computer	74,977	a	3,012,576
Universal Display	36,179	a,b	1,244,195
			20,922,902
Telecommunication Services--.6%
Cogent Communications Holdings	32,763		1,203,057
inContact	72,307	a	846,715
Iridium Communications	76,828	a,b	736,012
RingCentral, Cl. A	52,151	a	822,421
			3,608,205
Transportation--3.4%
Allegiant Travel	13,284		2,439,208
Atlas Air Worldwide Holdings	16,241	a	736,529
Controladora Vuela Compania de
Aviacion, ADR	14,370	a	144,419
Covenant Transport, Cl. A	15,584	a	496,350
Echo Global Logistics	138,910	a	4,033,946
Forward Air	25,108		1,343,279
Genesee & Wyoming, Cl. A	9,852	a	1,015,741
Hub Group, Cl. A	10,255	a	413,994
JetBlue Airways	108,208	a	1,860,095
Marten Transport	81,123		1,881,243
Old Dominion Freight Line	12,556	a	980,875
Spirit Airlines	8,795	a	684,075
UTi Worldwide	14,228		186,102
Virgin America	16,225		568,524

Werner Enterprises	15,652		501,960
XPO Logistics	57,394	a,b	2,533,945
			19,820,285
Utilities--.2%
American States Water	35,102		1,408,643
Total Common Stocks
(cost $463,287,896)			572,725,021
Investment of Cash Collateral for
Securities Loaned--9.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $57,354,721)	57,354,721	[d]	57,354,721
Total Investments (cost $520,642,617)	108.0%		630,079,742
Liabilities, Less Cash and Receivables	(8.0%)		(46,749,456)
Net Assets	100.0%		583,330,286

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was
$54,174,051 and the value of the collateral held by the fund was $57,354,721.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $109,437,125 of which $119,445,534 related to appreciated investment securities and $10,008,409 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	17.7
Pharmaceuticals, Biotech & Life Sciences	13.3
Health Care Equipment & Services	9.8
Money Market Investment	9.8
Consumer Services	7.3
Capital Goods	5.2

Commercial & Professional Services	5.1
Retailing	5.0
Semiconductors & Semiconductor Equipment	5.0
Technology Hardware & Equipment	3.6
Transportation	3.4
Consumer Durables & Apparel	2.9
Banks	2.8
Materials	2.7
Diversified Financials	2.5
Media	2.2
Real Estate	1.8
Energy	1.7
Food, Beverage & Tobacco	1.5
Automobiles & Components	1.3
Exchange-Traded Funds	1.3
Food & Staples Retailing	.9
Telecommunication Services	.6
Household & Personal Products	.2
Insurance	.2
Utilities	.2
108.0
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	538,074,146	-	-	538,074,146
Equity Securities - Foreign Common Stocks+	27,044,541	-	-	27,044,541
Exchange-Traded Funds	7,606,334	-	-	7,606,334
Mutual Funds	57,354,721	-	-	57,354,721
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)